Additional Information as to Investments in Material Subsidiaries and Changes Thereof (Details 2) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of subsidiaries [line items]
Current assets	₪ 483,456	$ 139,445	₪ 178,592
Non-current assets	533,915	153,998	2,082,617
Current liabilities	846,874	244,266	1,209,627
Non-current liabilities	319,281	92,092	1,002,967
Equity attributable to owners of the Company	(194,435)	(56,082)	(88,489)
Non-controlling interests	45,651	$ 13,167	137,103
Plaza Center N.V. ("PC") [Member]
Disclosure of subsidiaries [line items]
Current assets	189,546		94,721
Non-current assets	394,622		1,207,882
Current liabilities	(496,081)		(1,098,525)
Non-current liabilities	(53,353)		(55,990)
Equity attributable to owners of the Company	25,884		(26,473)
Non-controlling interests	₪ (60,617)		₪ (121,615)